Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting Information
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Additionally, the Company's total segment capitalized expenditures to total capitalized expenditures and total segment assets to total assets as of December 31, 2012 and 2011 are presented below.

	As of December 31,
($ in thousands)	2012	2011
Development and Capitalized Expenditures:
Multifamily	$103,444	$59,007
Commercial	18,857	10,756
Corporate	346	373
Total consolidated development and capitalized expenditures	$122,647	$70,136

Assets:
Segment assets:
Multifamily	$2,669,843	$2,584,769
Commercial	450,582	514,810
Total segment assets	3,120,425	3,099,579
Unallocated corporate assets (1)	165,783	159,026
Colonial Properties Trust	$3,286,208	$3,258,605
Corporate assets specific to Colonial Properties Trust	(48)	(177)
Colonial Realty Limited Partnership	$3,286,160	$3,258,428
________________________

(1)	Includes the Company's investment in partially-owned entities of $7.8 million and $12.3 million as of December 31, 2012 and December 31, 2011, respectively.
Presented below is segment information, for the multifamily and commercial segments, including the reconciliation of total segment revenues to total revenues and total segment NOI to income/loss from continuing operations before noncontrolling interest for the years ended December 31, 2011 and 2010. For the purposes of the following table, "Multifamily - Same-Property" includes all consolidated multifamily properties continuously owned during the periods presented since January 1, 2010. Same-property communities may be adjusted during the year to account for disposition activity.

	Years Ended December 31,
($ in thousands)	2011	2010
Revenues:
Segment revenues:
Multifamily - Same Property (1)	$295,620	$283,115
Multifamily - Other (2)	40,427	26,279
Total multifamily	336,047	309,394
Commercial	77,850	80,015
Total segment revenues	413,897	389,409
Partially-owned unconsolidated entities — Multifamily	(2,336)	(3,106)
Partially-owned unconsolidated entities — Commercial	(26,046)	(30,987)
Other non-property related revenue	8,047	11,693
Discontinued operations property revenue	(63,936)	(65,302)
Total consolidated revenues	$329,626	$301,707

NOI:
Segment NOI:
Multifamily - Same Property (1)	$174,890	$163,058
Multifamily - Other (2)	21,154	11,134
Total multifamily	196,044	174,192
Commercial	52,774	54,006
Total segment NOI	248,818	228,198
Partially-owned unconsolidated entities — Multifamily	(1,183)	(1,468)
Partially-owned unconsolidated entities — Commercial	(17,318)	(20,839)
Other non-property related revenue	8,047	11,693
Discontinued operations property NOI	(38,375)	(37,333)
Property management expense	(9,185)	(8,584)
General and administrative expense	(20,439)	(18,563)
Management fees and other expenses	(8,067)	(9,504)
Restructuring charges	(153)	(361)
Investment and development expenses (3)	(1,781)	(422)
Depreciation	(107,236)	(100,137)
Amortization	(4,540)	(2,856)
Impairment, legal contingencies and other losses (4)	(5,736)	(1,308)
Income from operations	42,852	38,516
Total other income (expense), net (5)	(73,263)	(84,911)
Loss from continuing operations	$(30,411)	$(46,395)
________________________

(1)	Consists of the 96 consolidated multifamily communities, containing 29,233 apartment units, continuously owned during the periods presented since January 1, 2010.

(2)	Includes all multifamily communities other than same-property communities and operations from the for-sale portfolio.

(3)	Reflects costs incurred related to acquisitions and abandoned pursuits. These costs are volatile and, therefore, may vary between periods.

(4)	See Note 3 - "Real Estate Activity - Impairment, Legal Contingencies and Other Losses" for a description of the charges.

(5)
For-sale residential activities, including net gain on sales and income tax expense (benefit), are included in the line item “Total other income (expense)”. See Note 3 - "Real Estate Activity - For-Sale Activities".

Presented below is segment information for the multifamily and commercial segments including the reconciliation of total segment revenues to total revenues and total segment NOI to income/loss from continuing operations before noncontrolling interest for the years ended December 31, 2012 and 2011. For purposes of the following table, "Multifamily - Same-Property" includes all consolidated multifamily properties continuously owned since January 1, 2011. Same-property communities may be adjusted during the year to account for disposition activity.

	Years Ended December 31,
($ in thousands)	2012	2011
Revenues:
Segment revenues:
Multifamily - Same Property (1)	$310,859	$294,800
Multifamily - Other (2)	56,771	41,247
Total multifamily	367,630	336,047
Commercial	62,084	77,850
Total segment revenues	429,714	413,897
Partially-owned unconsolidated entities — Multifamily	(1,731)	(2,336)
Partially-owned unconsolidated entities — Commercial	(11,500)	(26,046)
Other non-property related revenue	5,712	8,047
Discontinued operations property revenue	(53,348)	(63,936)
Total consolidated revenues	$368,847	$329,626

NOI:
Segment NOI:
Multifamily - Same Property (1)	$188,869	$175,553
Multifamily - Other (2)	31,067	20,491
Total multifamily	219,936	196,044
Commercial	41,601	52,774
Total segment NOI	261,537	248,818
Partially-owned unconsolidated entities — Multifamily	(924)	(1,183)
Partially-owned unconsolidated entities — Commercial	(7,340)	(17,318)
Other non-property related revenue	5,712	8,047
Discontinued operations property NOI	(30,375)	(38,375)
Impairment — discontinued operations (3)	(3,251)	—
Property management expense	(12,858)	(9,185)
General and administrative expense	(22,615)	(20,439)
Management fees and other expenses	(6,298)	(8,067)
Restructuring charges	(1,848)	(153)
Investment and development expenses (3)	(1,285)	(1,781)
Depreciation	(113,961)	(107,236)
Amortization	(3,043)	(4,540)
Impairment, legal contingencies and other losses (4)	(22,762)	(5,736)
Income from operations	40,689	42,852
Total other income (expense), net (5)	(68,664)	(73,263)
Loss from continuing operations	$(27,975)	$(30,411)
________________________

(1)	Consists of the 95 consolidated multifamily communities, containing 28,943 apartment units, continuously owned since January 1, 2011.

(2)	Includes all multifamily communities other than same-property communities and operations from the for-sale portfolio.

(3)	Reflects costs incurred related to acquisitions and abandoned pursuits. These costs are volatile and, therefore, may vary between periods.

(4)	See Note 3 - "Real Estate Activity - Impairment, Legal Contingencies and Other Losses" for a description of the charges.

(5)
For-sale residential activities, including net gain on sales and income tax expense (benefit), are included in the line item “Total other income (expense)”. See Note 3 - "Real Estate Activity - For-Sale Activities".